12. CALL/PUT OPTION	12 Months Ended
Dec. 31, 2020
Notes
12. CALL/PUT OPTION

12.CALL/PUT OPTION

On January 4, 2019, MichiCann entered into a call/put option agreement (the “Call/Put Option Agreement”) with PharmaCo Inc. (“PharmaCo”) and its shareholders (“PharmaCo Shareholders”) pursuant to which the PharmaCo Shareholders granted MichiCann the call right to acquire 100% of the issued and outstanding shares of PharmaCo from the PharmaCo shareholders, and MichiCann granted all of the PharmaCo Shareholders the put right to sell 100% of the issued and outstanding shares of PharmaCo to MichiCann, in exchange for the issuance of 37,000,000 MichiCann common shares in aggregate (subject to standard anti-dilution protections) subject to all state and local regulatory approvals including the approval of the Medical Marihuana Licensing Board and/or the Bureau of Medical Marihuana Regulation within the Department of Licensing and Regulatory Affairs (“LARA”) in the State of Michigan. Each PharmaCo shareholder shall have the right, but not the obligation, as its sole direction, to sell to MichiCann all, but not less than all, of the PharmaCo common shares held by it.  37,000,000 MichiCann common shares will be converted to 37,000,000 common shares and 37,000,000 convertible series II preferred shares of the Company in accordance with the terms outlined in the amalgamation transaction disclosed in note 5.

On January 4, 2019, MichiCann entered a Debenture Purchase Agreement with PharmaCo. Under the terms of this agreement, the MichiCann will advance a principal amount of up to USD $114,734,209. The principal amount of the Opco Debenture is convertible into common shares of PharmaCo at a conversion price equal to the then outstanding balance of the Opco Debenture divided by the total number of PharmaCo common shares then outstanding. As of December 31, 2019, MichiCann has advanced $48,502,029, plus $5,700,400 that was advanced during the year ended December 31, 2018, and was transferred to the OpCo Debenture in 2019. The OpCo Debenture earns interest at 8% per annum and is secured by all real and personal property and interests in the real and personal property of PharmaCo, whether now owned or subsequently acquired. The principal amount and accrued interest of the Opco Debenture outstanding is convertible at any time on or prior to the earlier of the business day immediately preceding: (i) the Maturity Date; and (ii) the date that is 30 days after the Company received LARA’s written approval of the application seeking permission to convert the Opco Debenture and own the common shares of PharmaCo. The OpCo Debenture including all accrued interest has a maturity date of January 4, 2023.

During the year ended December 31, 2019, MichiCann recorded accretion income of $2,340,164 and accrued interest income of $3,832,577 on the OpCo Debenture.  Amount of $23,955,576 was transferred to call/put option.  The fair value of OpCo Debenture as of December 31, 2019 was amounting to $36,419,594.

During the year ended December 31, 2019, MichiCann recorded a loss on revaluation of call option of $4,407,819.  The fair value of call/put option as of December 31, 2019 was amounting to $19,547,757.

OpCo Debenture and call/put option are measured at fair value through profit or loss.  OpCo Debenture and call/put option are presented as one financial instrument for a financial statements presentation purpose. The combined fair value of OpCo Debenture and call/put option as of December 31, 2019 was amounting to $55,967,351.

The fair value of the convertible debenture and the fair value of the call/put option are measured together as one instrument. The fair value of call/put option component was estimated using a Monte Carlo simulation valuation model.  Key inputs and assumptions used for the valuations as of December 31, 2020 and 2019 were as follows.

	2020	2019
Share Price	$2.25	$2.95
Volatility - MichiCann	100%	90%
Volatility - PharmaCo Inc.	210%	180%
Risk-free rate	0.13% for 2.01 years	1.61% for 3.01 years
Pharmaco Inc. enterprise value	$154.3 mm	$126.8 mm

As at December 31, 2020, the fair value of the OpCo Debenture including accrued interest was determined to be $50,583,840 (2019 - $36,419,594) and the fair value of the call/put option was determined to be $62,074,900 (2019 - $19,547,757).  During the year ended December 31, 2020, the company recorded in its consolidated statement of loss and comprehensive loss a fair value gain of $53,619,465, interest income of $4,099,526 and a loss of $1,027,602 from foreign currency translation.